Derivatives and Hedging (Fair Value Amounts of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative instruments designated as hedges
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 6,655	$ 12,687
Derivatives in Liability Positions Fair value	0	0
Derivative instruments designated as hedges | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	6,655	12,687
Derivatives in Liability Positions Fair value	0	0
Undesignated derivative instruments
Derivative [Line Items]
Derivatives in Asset Positions Fair value	188,904	170,430
Derivatives in Liability Positions Fair value	(193,635)	(171,476)
Undesignated derivative instruments | Call spread overlay
Derivative [Line Items]
Derivatives in Asset Positions Fair value	185,750	169,037
Derivatives in Liability Positions Fair value	(187,546)	(170,951)
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	3,154	1,393
Derivatives in Liability Positions Fair value	$ (6,089)	$ (525)